Revenue - Revenue by customer (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	100.00%	100.00%	100.00%	100.00%
BMS (including Celgene)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	73.00%	(62.00%)	86.00%	23.00%
GTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	0.00%	45.00%	0.00%	64.00%
Bayer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	16.00%	71.00%	8.00%	7.00%
Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	6.00%	0.00%	4.00%	0.00%
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	5.00%	46.00%	2.00%	6.00%